Other Tax Receivables - Summary of Other Current Tax Receivables (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Trade and Other Current Receivables [line items]
Receivables from taxes other than income tax	R$ 1,677,012	R$ 1,647,691
Current	950,246	796,199
Non-Current	726,766	851,492
COFINS - Revenue tax [member]
Trade and Other Current Receivables [line items]
Receivables from taxes other than income tax	706,165	646,135
ICMS - State VAT [member]
Trade and Other Current Receivables [line items]
Receivables from taxes other than income tax	602,127	575,494
PIS - Revenue tax [member]
Trade and Other Current Receivables [line items]
Receivables from taxes other than income tax	150,099	169,460
ICM SCIAP Taxes [member]
Trade and Other Current Receivables [line items]
Receivables from taxes other than income tax	141,514	183,845
Credit installment [member]
Trade and Other Current Receivables [line items]
Receivables from taxes other than income tax	41,516	40,261
Other [member]
Trade and Other Current Receivables [line items]
Receivables from taxes other than income tax	R$ 35,591	R$ 32,496